SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
SUBSEQUENT EVENTS
NOTE 13 - SUBSEQUENT EVENTS

NOTE 12 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events to determine events occurring after June 30, 2022 through the date of this filing that would have a material impact on the Company’s financial results or require disclosure and have determined none exist other than those noted above in this footnote.

NOTE 13 - SUBSEQUENT EVENTS

On April 4, 2022, the Company issued 1,000,000 shares of common stock for clinical consulting with a value of $60,000.

On April 4, 2022, the Company issued a $275,000 one year convertible note with an OID of $25,000 and bearing interest at 8% per annum. In addition, the Company issued 500,000 18 months warrants with a conversion price of $0.12 per share. The Company may at its option issue an additional convertible note with the same terms and value as the note issued.

On May 4, 2022, the Company issued 750,000 shares of common stock for the conversion of 750,000 warrants with a value of $30,000 received in cash.

On June 14, 2022, the Company 1,950,000 shares of common stock for the conversion of 1,950,000 warrants with a value of $78,000 received in cash.

The Company has evaluated subsequent events to determine events occurring after March 31, 2022 through June 15, 2022 that would have a material impact on the Company’s financial results or require disclosure and have determined none exist other than those noted above in this footnote.